Significant Accounting Policies - Schedule of Investments Plan’s Net Assets (Details) - EBP014 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Investments Plans Net Assets [Line Items]
Plans net assets available for benefits	$ 1,569,721	$ 1,299,474
Investment, Identifier [Axis]: Galliard Stable Return Fund E
Schedule of Investments Plans Net Assets [Line Items]
Plans net assets available for benefits		135,270
Investment, Identifier [Axis]: Vanguard Target Retirement 2040
Schedule of Investments Plans Net Assets [Line Items]
Plans net assets available for benefits	209,572	159,261
Investment, Identifier [Axis]: Vanguard Target Retirement 2045
Schedule of Investments Plans Net Assets [Line Items]
Plans net assets available for benefits	344,432	256,278
Investment, Identifier [Axis]: Vanguard Target Retirement 2050
Schedule of Investments Plans Net Assets [Line Items]
Plans net assets available for benefits	$ 285,443	$ 208,101